Summary of significant accounting policies - Employee benefit (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Continuing operations
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 54,882	$ 73,201	$ 54,804
Discontinued operations
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 7,758	$ 22,130	$ 0